SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis in accordance with U.S. generally accepted accounting principles ("GAAP").
Use of Estimates
The preparation of financial statements, in conformity with GAAP, requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedule. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 for further discussion and disclosures related to fair value measurements.
Shares of registered investment companies are quoted at market prices, which represent the net asset value of shares held by the Plan at the end of the year. Participant transactions (purchases and sales) of the commingled funds and the common collective trust fund may occur daily as both types of funds have readily determinable fair values. The Cencora Stock Fund is valued at its year-end closing price.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are recorded as a component of dividend income. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.
Payment of Benefits
Benefits are recorded when paid.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance, plus any accrued but unpaid interest. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded. Interest income on notes receivable from participants is recorded when it is earned. Participants pay administrative fees upon request of a loan and throughout the duration of the repayment period. The Company’s reserves for participant loans that were deemed uncollectible were $422,068 and $405,131 as of December 31, 2025 and 2024, respectively.